INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2016 and 2017 are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	146,925,649	146,925,649	22,582,059
Acquired game development cost	12,285,000	12,285,000	1,888,170
Less: Accumulated amortization	(85,026,783)	(85,026,783)	(13,068,377)
Impairment allowance	(72,398,186)	(72,398,186)	(11,127,397)
Translation difference	(1,785,680)	(1,785,680)	(274,455)

Net book value of intangible assets subject to amortization	—	—	—

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	13,088,906
Less: accumulated amortization	(18,728,872)	(20,649,782)	(3,173,814)

Net book value	66,431,476	64,510,566	9,915,092